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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-21145
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                         streetTRACKS Index Shares Funds
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               (Exact name of registrant as specified in charter)


                      225 Franklin Street, Boston, MA 02110
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               (Address of principal executive offices) (Zip code)


        Stephanie M. Nichols, Esq., State Street Bank and Trust Company,
                      One Federal Street, Boston, MA 02110
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 623-2577


Date of fiscal year end: September 30
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Date of reporting period: June 30, 2004
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     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1.

SSgA Funds Management, Inc. became adviser to the streetTRACKS(R) Index Shares Funds (formerly the Fresco Index Shares Funds)(the "Trust") on July 1, 2004. Prior to July 1, 2004, UBS Global Asset Management (US) Inc. served as investment adviser to the Trust. UBS Global Asset Management (US) Inc. has represented to the SSgA Funds Management, Inc. that during the period from July 1, 2003 through June 30, 2004, no proxies were voted on behalf of the either series of the Trust (each a "Fund"). Going forward, SSgA Funds Management, Inc. will vote all Fund proxies in accordance with the Trust's proxy voting procedures.


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


streetTRACKS(R) Index Shares Funds
(Registrant)

By:   /s/ Agustin J. Fleites
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      Agustin J. Fleites
      President
      (Signature and Title)*

Date: August 30, 2004

* Print the name and title of each signing officer under his or her signature.